Acquisitions, Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Acquisitions, Goodwill and Intangible Assets
Schedule of the changes in the Group's goodwill by segment

	Advertising &	Value-added
	Marketing	services	Total

	(In thousands)
Balance as of December 31, 2017	$2,318	$11,102	$13,420
Acquisition of Yizhibo	27,152	—	27,152
Impairment	—	(10,554)	(10,554)
Currency translation adjustment	(124)	(548)	(672)
Balance as of December 31, 2018	$29,346	$—	$29,346
Currency translation adjustment	(357)	—	(357)
Balance as of December 31, 2019	$28,989	$—	$28,989
Acquisition of JM Tech	—	30,075	30,075
Currency translation adjustment	1,910	738	2,648
Balance as of December 31, 2020	$30,899	$30,813	$61,712

Table summarizes the Group's intangible assets arising from acquisitions

	As of December 31, 2019			As of December 31, 2020
		Accumulated			Accumulated
	Cost	Amortization	Net	Cost	Amortization	Net

	(In thousand)			(In thousand)
Games	$—	$—	$—	$127,238	$(2,199)	$125,039
Technology	8,869	(3,351)	5,518	9,544	(4,417)	5,127
Trademark and Domain name	5,555	(724)	4,831	12,788	(1,542)	11,246
Supplier-relationship	9,619	(2,444)	7,175	10,253	(4,689)	5,564
Others	2,298	(2,298)	—	2,449	(2,449)	—
Total	$26,341	$(8,817)	$17,524	$162,272	$(15,296)	$146,976

Schedule of estimated amortization expenses

Year Ended December 31,	(In thousands)
2021	$17,633
2022	17,630
2023	16,942
2024	15,413
2025 and thereafter	79,358
Total expected amortization expenses	$146,976

Yizhibo
Acquisitions, Goodwill and Intangible Assets
Schedule of consideration of acquisition was allocated based on their fair value of the assets acquired and the liabilities assumed

As of October 1, 2018
(In thousands)
Consideration	$50,000

Property and equipment, net	$466
Identifiable intangible assets acquired	21,942
Other tangible assets	2,874
Liabilities assumed	(2,434)
Goodwill	27,152
Total	$50,000

JM Tech
Acquisitions, Goodwill and Intangible Assets
Schedule of consideration of acquisition was allocated based on their fair value of the assets acquired and the liabilities assumed

As of October 31, 2020
(In thousands)
Consideration	$218,590
Redeemable non-controlling interest (Note 18)	55,192
Non-controlling interest	16,133
Total	$289,915

Short-term investments acquired	$155,205
Other assets acquired	26,087
Identifiable intangible assets acquired	124,196
Goodwill	30,075
Liabilities assumed	(45,648)
Total	$289,915